Document and Entity Information	Oct. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002040807
Document Type	8-K
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	METSERA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42489
Entity Tax Identification Number	92-0931552
Entity Address, Address Line One	3 World Trade Center
Entity Address, Address Line Two	175 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	784-6595
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	MTSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false